Current Maturities and Short-Term Bank Loans - Schedule of Current Maturities and Short-Term Bank Loans (Details) € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2026	Dec. 31, 2024 USD ($)	Mar. 12, 2019
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Current maturities of long term bank loans		€ 21,316	€ 9,784		$ 22,189
Current maturities of other long term loans	[1]	€ 5,866	5,000
EURIBOR [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Linkage terms		EURIBOR
Current maturities of long term bank loans		€ 4,215	3,022
Linkage terms	[1]	EURIBOR
Current maturities of other long term loans	[1]	€ 5,000	5,000
Fixed rate [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Linkage terms		Fixed rate
Borrowings, interest rate				6.05%		3.00%
Current maturities of long term bank loans		€ 7,550	6,762
Linkage terms	[1]	Fixed rate
Current maturities of other long term loans	[1]	€ 866
Prime rate (USA) [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Linkage terms		Prime rate (USA)
Current maturities of long term bank loans		€ 9,551
Bottom of Range [Member] | EURIBOR [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Borrowings, interest rate			2.00%
Borrowings, interest rate	[1]		5.27%
Bottom of Range [Member] | Fixed rate [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Borrowings, interest rate			2.58%
Borrowings, interest rate	[1]		5.00%
Bottom of Range [Member] | Prime rate (USA) [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Borrowings, interest rate			6.75%
Top of Range [Member] | EURIBOR [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Borrowings, interest rate		6.30%			6.30%
Borrowings, interest rate	[1]	9.10%
Top of Range [Member] | Fixed rate [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Borrowings, interest rate		3.03%			3.03%
Borrowings, interest rate	[1]	5.50%
Top of Range [Member] | Prime rate (USA) [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Borrowings, interest rate		7.75%			7.75%

[1]	Loans provided by the minority (49%) holders in Talasol.